Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000237190
Shareholder Report [Line Items]
Fund Name	Floating Rate ETF
Trading Symbol	TFLR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Floating Rate ETF (the "fund") for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate ETF	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans posted gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, mostly favorable technical conditions, and expectations that the Federal Reserve would keep interest rates “higher for longer” supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the automotive and cable operators segments aided relative performance, with notable contributions from electric vehicle manufacturer Rivian and broadband communications and video services provider Altice USA. Avoiding troubled issuers that underperformed during the period, including fruit-based beverage company Tropicana and chemicals manufacturing company Ascend Performance Materials added further value.

  Relative to the style-specific benchmark, selection in the health care segment weighed on relative results, partly due to not owning pharmaceutical company Bausch Health throughout most of the period. Within the other telecommunications (aka wirelines) segment, the portfolio’s lower relative weight in Zayo Group and Lumen Technologies detracted as the growth of artificial intelligence technology was a significant performance tailwind for these issuers due to increased fiber demand.

  The fund seeks high current income and some capital appreciation. We continued to position the portfolio defensively with a relative underweight in the B rating tier and a higher average price. We also maintained an underweight to BBs, primarily due to relative value and the pricing on BB new issues, and endeavored to enhance the portfolio’s income potential with second-lien positions from high-conviction issuers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	(Regulatory Benchmark)	(Strategy Benchmark)
11/16/22	$10,000	$10,000	$10,000
11/30/22	$9,930	$10,064	$9,991
2/28/23	$10,251	$10,060	$10,371
5/31/23	$10,328	$10,265	$10,455
8/31/23	$10,759	$10,156	$10,972
11/30/23	$10,986	$10,183	$11,218
2/29/24	$11,325	$10,395	$11,598
5/31/24	$11,594	$10,399	$11,885
8/31/24	$11,823	$10,897	$12,086
11/30/24	$12,108	$10,883	$12,385
2/28/25	$12,265	$10,998	$12,555
5/31/25	$12,434	$10,967	$12,702

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 11/16/22
Floating Rate ETF (Based on Net Asset Value)	7.25%	8.96%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46%	3.70%
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	6.87%	9.88%

Performance Inception Date	Nov. 16, 2022
AssetsNet	$ 305,385,000
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 1,301,000
InvestmentCompanyPortfolioTurnover	52.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$305,385 Number of Portfolio Holdings330 Investment Advisory Fees Paid (000s)$1,301 Portfolio Turnover Rate52.9%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Bank Loans	85.9%
Corporate Bonds	8.4
Preferred Stocks	0.1
Short-Term and Other	5.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

HUB International	2.1%
Alera Group	2.0
Cloud Software Group	2.0
UKG	1.8
Truist Insurance Holdings	1.7
AssuredPartners	1.7
Applied Systems	1.7
Asurion	1.7
Epicor Software	1.5
Medline Borrower	1.5

Material Fund Change Name [Text Block]

How has the fund changed?

This is a summary of certain material changes to Floating Rate ETF.

Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Strategies [Text Block]	Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to Floating Rate ETF.